Cash Equivalents and Marketable Securities	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash Equivalents and Marketable Securities
4. Cash Equivalents and Marketable Securities
The following tables summarize the estimated fair value of the Company’s cash equivalents and marketable securities and the gross unrealized gains and losses (in thousands):

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash equivalents:
Money market funds	$150,648	$—	$—	$150,648
Commercial paper	24,950	5	—	24,955
U.S. government treasury securities	10,965	1	—	10,966

Total cash equivalents	186,563	6	—	186,569

Marketable securities:
Commercial paper	79,124	62	—	79,186
Corporate bonds	32,984	81	(1)	33,064
U.S. government treasury securities	21,846	31	—	21,877
U.S. government agency securities	16,147	110	—	16,257

Total marketable securities	$150,101	$284	$(1)	$150,384

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash equivalents:
Money market funds	$15,250	$—	$—	$15,250
Commercial paper	7,021	1	(2)	7,020
U.S. government agency securities	3,736	—	(1)	3,735

Total cash equivalents	$26,007	$1	$(3)	$26,005

Marketable securities:
Commercial paper	$16,644	$2	$(25)	$16,621
Corporate bonds	3,738	—	(6)	3,732
U.S. government agency securities	495	—	—	495

Total marketable securities	$20,877	$2	$(31)	$20,848

The following table summarizes the
available-for-sale
securities in an unrealized loss position for which an allowance for credit losses has not been recorded as of December 31, 2023 and 2022, aggregated by major security type and length of time in a continuous unrealized loss position:

	December 31, 2023
	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Commercial paper	$—	$—	$—	$—	$—	$—
Corporate bonds	9,907	(1)	—	—	9,907	(1)
U.S. government treasury securities	4,831	—	—	—	4,831	—

Total marketable securities	$14,738	$(1)	$—	$—	$14,738	$(1)

	December 31, 2022
	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Commercial paper	$17,699	$(27)	$—	$—	$17,699	$(27)
Corporate bonds	3,732	(6)	—	—	3,732	(6)
U.S. government agency securities	3,735	(1)	—	—	3,735	(1)

Total marketable securities	$25,166	$(34)	$—	$—	$25,166	$(34)

The Company evaluated its securities for credit losses and considered the decline in market value to be primarily attributable to current economic and market conditions and not to a credit loss or other factors. Additionally, the Company does not intend to sell the securities in an unrealized loss position and does not expect they will be required to sell the securities before recovery of the unamortized cost basis. As of December 31, 2023 and 2022, an allowance for credit losses had not
been recognized. Given the Company’s intent and ability to hold such securities until recovery, and the lack of significant change in credit risk of these investments, the Company does not consider these marketable securities to be impaired as of December 31, 2023 and 2022.
There were $0.3 million unrealized gains on marketable securities for the year ended December 31, 2023. There were no realized gains on marketable securities for the year ended December 31, 2023, 2022 and 2021. Interest on marketable securities is included in interest income. Accrued interest receivable on available-for-sale
debt
securities
totaled $0.9 million and $0.1 million as of December 31, 2023 and 2022, respectively, and is excluded from the estimate of credit losses.
The following table summarizes the contractual maturities of the Company’s marketable securities at estimated fair value (in thousands):

	December 31,
	2023	2022
Due in one year or less	$115,784	$20,848
Due in 1 – 2 years	34,600	—

Total marketable securities	$150,384	$20,848

The Company may sell investments at any time for use in current operations even if they have not yet reached maturity. As a result, the Company classifies marketable securities, including securities with maturities beyond twelve months as current assets.